Exhibit 99.1

World Omni Auto Receivables Trust 2020-B

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	200,142,378.13	16,544
Yield Supplement Overcollateralization Amount 03/31/23	4,881,212.53	0
Receivables Balance 03/31/23	205,023,590.66	16,544
Principal Payments	9,649,593.52	228
Defaulted Receivables	107,281.19	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	4,494,592.46	0
Pool Balance at 04/30/23	190,772,123.49	16,308

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.80%
Prepayment ABS Speed	0.95%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,779,828.63	111
Past Due 61-90 days	339,032.44	20
Past Due 91-120 days	80,631.30	5
Past Due 121+ days	0.00	0
Total	2,199,492.37	136

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	159,336.20
Aggregate Net Losses/(Gains) - April 2023	(52,055.01)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.30%
Prior Net Losses/(Gains) Ratio	-0.23%
Second Prior Net Losses/(Gains) Ratio	0.16%
Third Prior Net Losses/(Gains) Ratio	0.03%
Four Month Average	-0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.73%
Weighted Average Contract Rate, Yield Adjusted	5.85%
Weighted Average Remaining Term	28.93

Flow of Funds	$ Amount
Collections	10,416,343.46
Investment Earnings on Cash Accounts	34,504.88
Servicing Fee	(170,852.99)
Transfer to Collection Account	-
Available Funds	10,279,995.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	94,927.50
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	5,121,205.34
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	767,106.96

Total Distributions of Available Funds	10,279,995.35

Servicing Fee	170,852.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	195,893,328.83
Principal Paid	9,370,254.64
Note Balance @ 05/15/23	186,523,074.19

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2a
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2b
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-3
Note Balance @ 04/17/23	80,813,328.83
Principal Paid	9,370,254.64
Note Balance @ 05/15/23	71,443,074.19
Note Factor @ 05/15/23	25.3524039%

Class A-4
Note Balance @ 04/17/23	76,830,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	76,830,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	25,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	25,500,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	12,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	12,750,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	142,633.75
Total Principal Paid	9,370,254.64
Total Paid	9,512,888.39

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	42,427.00
Principal Paid	9,370,254.64
Total Paid to A-3 Holders	9,412,681.64

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1682637
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0539999
Total Distribution Amount	11.2222636

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1505571
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.2514359
Total A-3 Distribution Amount	33.4019930

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	546.54
Noteholders' Principal Distributable Amount	453.46

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	8,498,098.59
Investment Earnings	32,870.06
Investment Earnings Paid	(32,870.06)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$437,420.95	$405,071.17	$623,767.10
Number of Extensions	27	26	34
Ratio of extensions to Beginning of Period Receivables Balance	0.21%	0.19%	0.27%